Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Monetary assets and liabilities denominated in foreign currency [line items]
Derivative financial instruments (cost) income, net	$ (2,367,011)	$ 19,084,845	$ (12,334,279)	$ 20,932,405
Financial Liabilities At Fair Value Through Other Comprehensive Income Category | Derivative financial instruments | Cash flow hedges
Monetary assets and liabilities denominated in foreign currency [line items]
Financial liabilities	$ (75,337,546)		$ (75,337,546)		$ (63,571,865)